Schedule of Investments(a)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–86.62%
Advertising–0.38%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$94,000	$88,884
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	276,000	268,333
Lamar Media Corp.,
4.00%, 02/15/2030	221,000	198,947
3.63%, 01/15/2031	168,000	145,496
		701,660
Aerospace & Defense–1.81%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	200,000	198,494
5.30%, 03/26/2034(b)	228,000	224,704
5.50%, 03/26/2054(b)	200,000	194,896
Boeing Co. (The),
6.30%, 05/01/2029(b)	86,000	86,736
6.39%, 05/01/2031(b)	15,000	15,180
6.53%, 05/01/2034(b)	103,000	104,484
5.93%, 05/01/2060	311,000	274,524
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	76,000	75,420
5.60%, 07/31/2053	70,000	69,440
Lockheed Martin Corp.,
4.45%, 05/15/2028	72,000	70,809
4.75%, 02/15/2034	132,000	127,915
4.80%, 08/15/2034	5,000	4,866
4.15%, 06/15/2053	65,000	52,510
4.30%, 06/15/2062	77,000	62,190
5.90%, 11/15/2063	103,000	108,668
Northrop Grumman Corp., 4.95%, 03/15/2053	58,000	52,497
RTX Corp.,
5.75%, 01/15/2029	152,000	156,012
6.00%, 03/15/2031	74,000	76,869
5.15%, 02/27/2033	232,000	228,326
6.10%, 03/15/2034	184,000	192,664
6.40%, 03/15/2054	134,000	146,211
TransDigm, Inc.,
6.75%, 08/15/2028(b)	216,000	218,720
6.38%, 03/01/2029(b)	190,000	189,825
7.13%, 12/01/2031(b)	44,000	45,187
6.63%, 03/01/2032(b)	350,000	351,475
		3,328,622
Agricultural & Farm Machinery–0.36%
AGCO Corp.,
5.45%, 03/21/2027	31,000	30,975
5.80%, 03/21/2034	127,000	126,847
John Deere Capital Corp.,
4.70%, 06/10/2030	288,000	283,922
5.10%, 04/11/2034	213,000	211,960
		653,704
Agricultural Products & Services–0.04%
Cargill, Inc., 4.75%, 04/24/2033(b)	79,000	76,310
	Principal Amount	Value
Air Freight & Logistics–0.49%
GXO Logistics, Inc.,
6.25%, 05/06/2029	$225,000	$228,235
6.50%, 05/06/2034	153,000	155,693
United Parcel Service, Inc.,
5.15%, 05/22/2034	145,000	144,377
5.50%, 05/22/2054	256,000	253,615
5.60%, 05/22/2064	118,000	116,911
		898,831
Aluminum–0.05%
Novelis Corp., 4.75%, 01/30/2030(b)	96,000	88,764
Apparel Retail–0.04%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	100,000	81,637
Application Software–0.31%
Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(b)	135,000	134,344
Intuit, Inc., 5.20%, 09/15/2033	221,000	220,753
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	86,000	84,288
6.50%, 06/01/2032(b)	133,000	133,465
		572,850
Asset Management & Custody Banks–1.27%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	215,000	219,753
4.50%, 05/13/2032	73,000	69,796
5.15%, 05/15/2033	269,000	268,328
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	30,000	29,302
Ares Capital Corp.,
5.88%, 03/01/2029	4,000	3,958
5.95%, 07/15/2029	139,000	137,251
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(c)	141,000	137,860
5.83%, 10/25/2033(c)	120,000	123,824
Series J, 4.97%, 04/26/2034(c)	121,000	117,731
BlackRock, Inc., 4.75%, 05/25/2033	246,000	240,381
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	325,000	293,313
5.88%, 11/15/2027	161,000	159,988
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	29,000	27,754
State Street Corp.,
5.68%, 11/21/2029(c)	281,000	287,005
6.12%, 11/21/2034(c)	207,000	214,193
		2,330,437
Automobile Manufacturers–1.48%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	306,000	265,429
American Honda Finance Corp., 4.90%, 01/10/2034	3,000	2,908

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	$335,000	$341,122
7.35%, 11/04/2027	288,000	300,022
6.80%, 11/07/2028	200,000	206,615
7.35%, 03/06/2030	200,000	210,909
7.20%, 06/10/2030	135,000	141,391
7.12%, 11/07/2033	204,000	215,269
Hyundai Capital America,
5.50%, 03/30/2026(b)	112,000	111,804
5.60%, 03/30/2028(b)	199,000	199,439
5.35%, 03/19/2029(b)	2,000	1,987
5.80%, 04/01/2030(b)	28,000	28,351
Mercedes-Benz Finance North America LLC (Germany), 5.00%, 01/11/2034(b)	150,000	145,945
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	255,000	252,692
5.60%, 03/22/2034(b)	300,000	297,745
		2,721,628
Automotive Parts & Equipment–1.15%
Cougar JV Subsidiary, LLC, 8.00%, 05/15/2032(b)	88,000	90,767
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	150,000	146,968
5.00%, 02/15/2029(b)	138,000	137,199
4.90%, 05/01/2033(b)	245,000	237,404
5.20%, 10/30/2034(b)	241,000	237,173
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	47,000	43,138
Phinia, Inc., 6.75%, 04/15/2029(b)	133,000	134,137
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	339,000	345,191
7.13%, 04/14/2030(b)	318,000	328,290
6.75%, 04/23/2030(b)	154,000	155,997
6.88%, 04/23/2032(b)	247,000	252,836
		2,109,100
Automotive Retail–0.62%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	121,000	120,038
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	71,000	65,388
AutoZone, Inc.,
4.75%, 08/01/2032	103,000	98,487
5.20%, 08/01/2033	136,000	134,100
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	292,000	266,815
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	101,000	93,938
8.25%, 08/01/2031(b)	171,000	177,572
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	201,000	179,225
		1,135,563
Biotechnology–0.75%
AbbVie, Inc.,
4.80%, 03/15/2029	227,000	224,912
5.35%, 03/15/2044	114,000	112,309
5.50%, 03/15/2064	220,000	216,460
	Principal Amount	Value
Biotechnology–(continued)
Amgen, Inc.,
5.25%, 03/02/2030	$86,000	$86,255
5.75%, 03/02/2063	464,000	457,215
Gilead Sciences, Inc.,
5.25%, 10/15/2033	182,000	182,242
5.55%, 10/15/2053	96,000	95,334
		1,374,727
Broadcasting–0.02%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	10,000	9,988
Gray Television, Inc.,
7.00%, 05/15/2027(b)	10,000	8,835
5.38%, 11/15/2031(b)	16,000	8,901
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	12,000	8,151
		35,875
Broadline Retail–0.10%
Kohl’s Corp., 4.63%, 05/01/2031	106,000	85,578
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(b)	40,000	38,165
6.13%, 03/15/2032(b)	7,000	6,667
4.50%, 12/15/2034	57,000	48,949
		179,359
Building Products–0.13%
Carrier Global Corp., 5.90%, 03/15/2034	57,000	59,248
Lennox International, Inc., 5.50%, 09/15/2028	187,000	187,678
		246,926
Cable & Satellite–0.96%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	4,000	3,826
6.38%, 09/01/2029(b)	66,000	61,830
7.38%, 03/01/2031(b)	186,000	180,077
4.50%, 05/01/2032	173,000	137,377
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	298,000	301,944
5.38%, 04/01/2038	42,000	36,366
5.75%, 04/01/2048	165,000	138,979
Comcast Corp., 5.50%, 11/15/2032	268,000	273,249
Cox Communications, Inc., 5.80%, 12/15/2053(b)	213,000	202,584
CSC Holdings LLC, 5.38%, 02/01/2028(b)	205,000	144,191
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	10,000	6,504
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	93,000	88,392
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	181,112
		1,756,431
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Cargo Ground Transportation–0.33%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	$38,000	$38,143
5.35%, 01/12/2027(b)	11,000	10,980
4.40%, 07/01/2027(b)	42,000	40,890
5.70%, 02/01/2028(b)	116,000	116,741
5.55%, 05/01/2028(b)	161,000	161,651
6.20%, 06/15/2030(b)	60,000	62,190
Ryder System, Inc., 6.60%, 12/01/2033	169,000	180,168
		610,763
Casinos & Gaming–0.20%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	180,427
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)	200,000	187,044
		367,471
Commercial & Residential Mortgage Finance–0.45%
Aviation Capital Group LLC,
3.50%, 11/01/2027(b)	28,000	26,153
6.25%, 04/15/2028(b)	11,000	11,206
6.75%, 10/25/2028(b)	249,000	259,031
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	89,000	88,642
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	242,000	246,856
Radian Group, Inc., 6.20%, 05/15/2029	163,000	164,064
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	24,000	22,344
		818,296
Commodity Chemicals–0.15%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	271,000	267,091
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054	55,000	53,996
Computer & Electronics Retail–0.15%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	159,000	160,489
Leidos, Inc., 5.75%, 03/15/2033	114,000	115,231
		275,720
Construction Machinery & Heavy Transportation Equipment– 0.13%
Cummins, Inc.,
4.90%, 02/20/2029	75,000	74,958
5.45%, 02/20/2054	159,000	155,947
		230,905
Consumer Electronics–0.22%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	200,000	200,949
5.63%, 04/24/2029(b)	200,000	202,723
		403,672
	Principal Amount	Value
Consumer Finance–1.22%
American Express Co.,
5.65%, 04/23/2027(c)	$223,000	$223,874
5.53%, 04/25/2030(c)	289,000	291,757
5.92%, 04/25/2035(c)	264,000	267,449
Capital One Financial Corp.,
7.15%, 10/29/2027(c)	134,000	138,495
6.31%, 06/08/2029(c)	170,000	173,566
7.62%, 10/30/2031(c)	156,000	170,685
6.38%, 06/08/2034(c)	150,000	153,741
FirstCash, Inc., 6.88%, 03/01/2032(b)	423,000	419,991
General Motors Financial Co., Inc., 5.40%, 04/06/2026	28,000	27,917
Navient Corp., 5.00%, 03/15/2027	100,000	94,980
OneMain Finance Corp.,
7.13%, 03/15/2026	153,000	155,342
3.88%, 09/15/2028	48,000	42,736
5.38%, 11/15/2029	90,000	83,775
		2,244,308
Consumer Staples Merchandise Retail–0.16%
Dollar General Corp.,
5.00%, 11/01/2032	58,000	56,481
5.50%, 11/01/2052	139,000	129,418
Walmart, Inc., 4.50%, 09/09/2052	121,000	107,168
		293,067
Copper–0.01%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	17,000	16,304
Distillers & Vintners–0.04%
Brown-Forman Corp., 4.75%, 04/15/2033	49,000	47,740
Constellation Brands, Inc., 4.90%, 05/01/2033	33,000	31,739
		79,479
Distributors–0.38%
Genuine Parts Co.,
6.50%, 11/01/2028	406,000	424,846
6.88%, 11/01/2033	246,000	269,780
		694,626
Diversified Banks–14.57%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,045,705
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	333,000	353,644
6.75%(b)(c)(d)	784,000	787,477
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.88%, 11/15/2034(c)	410,000	451,860
9.38%(c)(d)	214,000	228,879
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(c)	200,000	204,182
5.55%, 03/14/2028(c)	200,000	199,114
5.54%, 03/14/2030(c)	400,000	397,182
9.63%(c)(d)	400,000	428,575
9.63%(c)(d)	400,000	439,746
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
5.29%, 04/25/2034(c)	$173,000	$170,374
5.47%, 01/23/2035(c)	219,000	217,642
7.75%, 05/14/2038	650,000	775,286
2.68%, 06/19/2041(c)	22,000	15,349
Series AA, 6.10%(c)(d)	621,000	623,248
Series DD, 6.30%(c)(d)	188,000	189,762
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	538,105
Bank of Montreal (Canada), 7.70%, 05/26/2084(c)	456,000	462,320
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	429,000	448,943
8.00%, 01/27/2084(c)	235,000	240,124
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)	100,000	102,616
BPCE S.A. (France),
5.72%, 01/18/2030(b)(c)	3,000	3,000
5.94%, 05/30/2035(b)(c)	250,000	250,058
Citibank N.A., 5.57%, 04/30/2034	274,000	277,922
Citigroup, Inc.,
5.50%, 09/13/2025	459,000	458,721
5.17%, 02/13/2030(c)	140,000	138,689
2.57%, 06/03/2031(c)	22,000	18,776
6.17%, 05/25/2034(c)	306,000	310,904
5.83%, 02/13/2035(c)	376,000	372,312
Series AA, 7.63%(c)(d)	422,000	439,592
Series BB, 7.20%(c)(d)	292,000	298,110
Series CC, 7.13%(c)(d)	444,000	444,120
Series V, 4.70%(c)(d)	214,000	209,973
Series X, 3.88%(c)(d)	78,000	73,577
Series Z, 7.38%(c)(d)	18,000	18,469
Comerica, Inc., 5.98%, 01/30/2030(c)	76,000	74,950
Corp Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	200,000	199,227
Credit Agricole S.A. (France),
5.34%, 01/10/2030(b)(c)	169,000	168,032
6.25%, 01/10/2035(b)(c)	27,000	27,355
Fifth Third Bancorp,
2.38%, 01/28/2025	57,000	55,756
1.71%, 11/01/2027(c)	66,000	60,314
6.34%, 07/27/2029(c)	32,000	32,816
4.77%, 07/28/2030(c)	157,000	150,964
4.34%, 04/25/2033(c)	88,000	80,123
HSBC Holdings PLC (United Kingdom),
5.60%, 05/17/2028(c)	274,000	274,812
5.73%, 05/17/2032(c)	200,000	200,658
7.40%, 11/13/2034(c)	305,000	331,486
6.00%(c)(d)	866,000	829,866
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(c)	200,000	198,518
5.55%, 03/19/2035(c)	363,000	359,637
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
5.57%, 04/22/2028(c)	$237,000	$238,534
4.32%, 04/26/2028(c)	172,000	167,341
4.85%, 07/25/2028(c)	136,000	134,262
5.30%, 07/24/2029(c)	217,000	216,819
5.01%, 01/23/2030(c)	146,000	144,119
5.58%, 04/22/2030(c)	188,000	190,115
4.59%, 04/26/2033(c)	112,000	106,054
5.72%, 09/14/2033(c)	281,000	284,309
5.34%, 01/23/2035(c)	115,000	113,751
Series W, 6.58% (3 mo. Term SOFR + 1.26%), 05/15/2047(e)	350,000	318,164
Series NN, 6.88%(c)(d)	192,000	198,602
KeyBank N.A.,
5.67% (SOFR + 0.32%), 06/14/2024(e)	349,000	349,002
5.85%, 11/15/2027	269,000	267,154
KeyCorp,
6.62% (SOFR + 1.25%), 05/23/2025(e)	93,000	93,048
2.55%, 10/01/2029	60,000	50,657
4.79%, 06/01/2033(c)	68,000	61,957
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(c)	344,000	342,872
5.41%, 04/19/2034(c)	205,000	206,197
5.43%, 04/17/2035(c)	364,000	362,371
8.20%(c)(d)	465,000	499,598
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	393,000	397,886
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	335,000	334,732
PNC Financial Services Group, Inc. (The),
5.58%, 06/12/2029(c)	272,000	273,869
4.63%, 06/06/2033(c)	7,000	6,494
5.07%, 01/24/2034(c)	135,000	129,652
Royal Bank of Canada (Canada),
4.95%, 02/01/2029	98,000	97,208
7.50%, 05/02/2084(c)	414,000	422,291
Societe Generale S.A. (France), 8.50%(b)(c)(d)	439,000	429,598
Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028(b)(c)	109,000	111,942
7.75%(b)(c)(d)	406,000	410,664
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)	365,000	361,938
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	200,000	201,061
5.20%, 03/07/2029(b)	206,000	206,352
5.35%, 03/07/2034(b)	200,000	200,071
Synovus Bank, 5.63%, 02/15/2028	896,000	864,923
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)	349,000	362,589
U.S. Bancorp,
5.78%, 06/12/2029(c)	211,000	213,397
4.97%, 07/22/2033(c)	105,000	98,245
5.84%, 06/12/2034(c)	189,000	190,606
UBS AG (Switzerland), 5.65%, 09/11/2028	243,000	247,455
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co.,
5.71%, 04/22/2028(c)	$149,000	$150,049
5.57%, 07/25/2029(c)	148,000	148,876
5.20%, 01/23/2030(c)	166,000	164,647
5.39%, 04/24/2034(c)	99,000	97,469
5.56%, 07/25/2034(c)	60,000	59,753
6.49%, 10/23/2034(c)	401,000	426,663
5.50%, 01/23/2035(c)	203,000	201,316
5.38%, 11/02/2043	762,000	722,542
7.63%(c)(d)	169,000	178,382
Westpac Banking Corp. (Australia), 5.41%, 08/10/2033(c)	14,000	13,666
		26,748,132
Diversified Capital Markets–0.81%
Credit Suisse Group AG (Switzerland),
4.50%(b)(c)(d)(f)	268,000	32,160
5.25%(b)(c)(d)(f)	248,000	29,760
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(c)	256,000	255,968
4.75%, 05/12/2028(b)(c)	303,000	296,392
6.30%, 09/22/2034(b)(c)	295,000	308,118
4.38%(b)(c)(d)	258,000	209,880
7.75%(b)(c)(d)	346,000	350,837
		1,483,115
Diversified Financial Services–2.47%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	36,000	36,265
Apollo Global Management, Inc.,
6.38%, 11/15/2033	188,000	199,910
5.80%, 05/21/2054	155,000	153,363
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(b)	287,000	291,139
5.75%, 03/01/2029(b)	317,000	314,979
5.75%, 11/15/2029(b)	208,000	206,542
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	491,000	483,116
Corebridge Financial, Inc.,
6.05%, 09/15/2033(b)	205,000	209,753
5.75%, 01/15/2034	228,000	229,576
Franklin BSP Capital Corp., 7.20%, 06/15/2029(b)	69,000	68,854
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	90,000	90,915
Jackson Financial, Inc., 5.67%, 06/08/2032	17,000	17,030
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	90,000	83,501
7.13%, 04/30/2031(b)	44,000	44,824
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	184,046
LPL Holdings, Inc.,
5.70%, 05/20/2027	213,000	213,618
6.00%, 05/20/2034	250,000	250,943
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	74,000	74,842
6.50%, 03/26/2031(b)	219,000	222,579
Nuveen LLC,
5.55%, 01/15/2030(b)	99,000	99,285
5.85%, 04/15/2034(b)	158,000	158,477
	Principal Amount	Value
Diversified Financial Services–(continued)
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	$345,000	$339,890
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(g)	733,000	467,313
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	95,000	90,059
		4,530,819
Diversified Metals & Mining–0.90%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	274,000	274,509
5.25%, 09/08/2030	201,000	202,362
5.25%, 09/08/2033	348,000	346,209
5.50%, 09/08/2053	116,000	114,660
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	188,796
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)	127,000	126,375
5.63%, 04/04/2034(b)	227,000	223,112
5.89%, 04/04/2054(b)	90,000	87,478
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	86,000	84,897
		1,648,398
Diversified REITs–0.25%
CubeSmart L.P., 2.50%, 02/15/2032	18,000	14,580
Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	464,000	451,716
		466,296
Diversified Support Services–0.27%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	174,000	179,411
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	136,000	137,529
7.75%, 03/15/2031(b)	169,000	176,613
		493,553
Drug Retail–1.06%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	331,000	325,844
4.88%, 04/21/2033(b)	302,000	290,996
CVS Pass-Through Trust,
6.04%, 12/10/2028	427,959	426,548
5.77%, 01/10/2033(b)	816,527	806,929
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	100,000	87,390
		1,937,707
Electric Utilities–5.96%
Alabama Power Co., 5.85%, 11/15/2033	55,000	57,095
American Electric Power Co., Inc., 5.20%, 01/15/2029	156,000	155,041
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	93,000	93,427
Series AJ, 4.85%, 10/01/2052	230,000	206,048
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	$100,000	$95,534
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	93,000	94,270
6.15%, 11/15/2052	60,000	63,662
5.90%, 11/15/2053	141,000	144,892
Constellation Energy Generation LLC,
6.13%, 01/15/2034	71,000	73,956
6.50%, 10/01/2053	67,000	71,612
5.75%, 03/15/2054	164,000	159,177
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	82,000	88,660
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	188,000	179,213
Duke Energy Corp.,
5.00%, 12/08/2027	69,000	68,640
4.85%, 01/05/2029	152,000	149,205
5.00%, 08/15/2052	202,000	176,546
Duke Energy Indiana LLC, 5.40%, 04/01/2053	143,000	135,579
Edison International, 7.88%, 06/15/2054(c)	224,000	229,477
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,455,000	1,375,263
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	204,000	214,188
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	212,000	215,499
Entergy Corp., 7.13%, 12/01/2054(c)	138,000	137,569
Evergy Metro, Inc., 4.95%, 04/15/2033	68,000	65,730
Eversource Energy, 5.50%, 01/01/2034	134,000	131,260
Exelon Corp., 5.60%, 03/15/2053	225,000	217,956
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	29,000	28,921
Georgia Power Co.,
4.65%, 05/16/2028	95,000	93,384
4.95%, 05/17/2033	105,000	102,220
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	317,000	311,146
MidAmerican Energy Co.,
5.35%, 01/15/2034	49,000	49,527
5.85%, 09/15/2054	100,000	102,537
5.30%, 02/01/2055	129,000	122,199
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	5,000	4,949
5.00%, 02/07/2031	198,000	197,112
5.80%, 01/15/2033	96,000	98,971
7.13%, 09/15/2053(c)	700,000	721,506
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	242,000	237,652
5.00%, 07/15/2032	71,000	69,205
5.25%, 03/15/2034	253,000	247,932
5.55%, 03/15/2054	309,000	299,251
Ohio Power Co., 5.65%, 06/01/2034	162,000	162,573
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	68,000	66,700
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	148,000	151,402
	Principal Amount	Value
Electric Utilities–(continued)
PacifiCorp,
5.10%, 02/15/2029	$158,000	$157,026
5.30%, 02/15/2031	125,000	123,659
5.45%, 02/15/2034	196,000	191,719
5.80%, 01/15/2055	150,000	142,935
Public Service Co. of Colorado, 5.25%, 04/01/2053	106,000	97,362
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	66,000	66,217
Public Service Electric and Gas Co., 5.13%, 03/15/2053	68,000	64,140
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	272,000	257,653
5.55%, 04/15/2054	189,000	184,558
Sierra Pacific Power Co., 5.90%, 03/15/2054(b)	2,000	2,009
Southern Co. (The),
5.70%, 10/15/2032	98,000	99,868
Series B, 4.00%, 01/15/2051(c)	213,000	205,675
Southwestern Electric Power Co., 5.30%, 04/01/2033	88,000	85,122
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	42,000	45,075
Tampa Electric Co., 5.00%, 07/15/2052	78,000	69,696
Union Electric Co., 5.20%, 04/01/2034	250,000	246,677
Virginia Electric & Power Co., Series C, 4.63%, 05/15/2052	51,000	43,262
Virginia Electric and Power Co.,
5.00%, 04/01/2033	97,000	94,110
5.35%, 01/15/2054	116,000	109,923
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	91,000	89,597
4.38%, 05/01/2029(b)	8,000	7,412
7.75%, 10/15/2031(b)	340,000	353,512
6.88%, 04/15/2032(b)	234,000	235,676
6.95%, 10/15/2033(b)	178,000	189,756
6.00%, 04/15/2034(b)	115,000	115,269
		10,944,594
Electrical Components & Equipment–0.54%
EnerSys,
4.38%, 12/15/2027(b)	100,000	94,385
6.63%, 01/15/2032(b)	41,000	41,370
Regal Rexnord Corp.,
6.05%, 04/15/2028	128,000	129,984
6.30%, 02/15/2030	17,000	17,411
6.40%, 04/15/2033	416,000	428,440
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	265,000	273,118
		984,708
Electronic Components–0.25%
Corning, Inc., 5.45%, 11/15/2079	402,000	370,830
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	93,000	80,311
		451,141
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Electronic Manufacturing Services–0.23%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	$402,000	$403,203
Jabil, Inc., 3.00%, 01/15/2031	26,000	22,147
		425,350
Environmental & Facilities Services–0.38%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	129,000	131,744
Republic Services, Inc.,
4.88%, 04/01/2029	5,000	4,944
5.00%, 12/15/2033	160,000	156,092
5.00%, 04/01/2034	2,000	1,953
Veralto Corp.,
5.35%, 09/18/2028(b)	253,000	253,440
5.45%, 09/18/2033(b)	146,000	144,654
		692,827
Financial Exchanges & Data–0.66%
Intercontinental Exchange, Inc.,
4.35%, 06/15/2029	116,000	111,972
5.25%, 06/15/2031	160,000	160,778
4.60%, 03/15/2033	112,000	106,865
4.95%, 06/15/2052	160,000	146,813
5.20%, 06/15/2062	217,000	203,149
Moody’s Corp., 5.25%, 07/15/2044	215,000	206,597
Nasdaq, Inc.,
5.35%, 06/28/2028	63,000	63,339
5.55%, 02/15/2034	93,000	92,904
5.95%, 08/15/2053	40,000	40,691
6.10%, 06/28/2063	78,000	80,118
		1,213,226
Food Retail–0.12%
Alimentation Couche-Tard, Inc. (Canada),
5.27%, 02/12/2034(b)	169,000	165,995
5.62%, 02/12/2054(b)	59,000	57,857
		223,852
Gas Utilities–0.25%
Atmos Energy Corp.,
5.90%, 11/15/2033	87,000	90,900
6.20%, 11/15/2053	69,000	74,629
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	145,000	144,705
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	78,000	79,770
Southwest Gas Corp., 5.45%, 03/23/2028	67,000	67,284
		457,288
Gold–0.05%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	87,000	87,336
Health Care Distributors–0.10%
Cardinal Health, Inc., 5.45%, 02/15/2034	88,000	87,529
Cencora, Inc., 5.13%, 02/15/2034	104,000	101,854
		189,383
	Principal Amount	Value
Health Care Equipment–0.11%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(b)	$200,000	$199,365
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	6,000	5,882
		205,247
Health Care Facilities–0.58%
Adventist Health System, 5.76%, 12/01/2034	83,000	83,001
CommonSpirit Health,
5.32%, 12/01/2034	248,000	242,363
5.55%, 12/01/2054	82,000	79,944
Encompass Health Corp., 4.50%, 02/01/2028	85,000	80,371
HCA, Inc., 5.90%, 06/01/2053	233,000	226,032
Tenet Healthcare Corp., 6.75%, 05/15/2031(b)	126,000	127,311
UPMC,
5.04%, 05/15/2033	164,000	160,749
5.38%, 05/15/2043	58,000	57,453
		1,057,224
Health Care REITs–0.28%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	67,000	64,277
5.63%, 05/15/2054	304,000	287,132
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(g)	139,000	120,266
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	29,000	18,850
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	24,000	19,269
		509,794
Health Care Services–0.95%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	152,000	144,615
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	45,000	45,108
8.00%, 12/15/2027(b)	47,000	47,058
5.25%, 05/15/2030(b)	63,000	52,347
4.75%, 02/15/2031(b)	42,000	33,195
CVS Health Corp.,
5.00%, 01/30/2029	214,000	211,175
5.25%, 01/30/2031	30,000	29,554
5.30%, 06/01/2033	157,000	152,844
6.00%, 06/01/2063	68,000	65,374
DaVita, Inc., 3.75%, 02/15/2031(b)	56,000	47,035
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	201,572
5.85%, 05/08/2029	210,000	212,706
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	117,000	73,652
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	229,000	135,173
Quest Diagnostics, Inc., 6.40%, 11/30/2033	116,000	123,883
Select Medical Corp., 6.25%, 08/15/2026(b)	85,000	85,085
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Health Care Services–(continued)
Star Parent, Inc., 9.00%, 10/01/2030(b)	$85,000	$88,739
		1,749,115
Health Care Supplies–0.67%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	122,000	111,146
Solventum Corp.,
5.40%, 03/01/2029(b)	299,000	297,270
5.60%, 03/23/2034(b)	344,000	338,103
5.90%, 04/30/2054(b)	280,000	269,198
6.00%, 05/15/2064(b)	224,000	214,137
		1,229,854
Home Improvement Retail–0.51%
Lowe’s Cos., Inc.,
5.00%, 04/15/2033	220,000	215,910
5.63%, 04/15/2053	272,000	263,366
5.75%, 07/01/2053	47,000	46,379
5.80%, 09/15/2062	224,000	218,057
5.85%, 04/01/2063	197,000	192,866
		936,578
Hotel & Resort REITs–0.25%
Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 07/15/2034	68,000	67,329
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	90,000	89,508
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	102,000	89,294
Service Properties Trust,
4.75%, 10/01/2026	186,000	174,072
5.50%, 12/15/2027	52,000	47,813
		468,016
Hotels, Resorts & Cruise Lines–0.45%
Carnival Corp., 6.00%, 05/01/2029(b)	100,000	97,798
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	78,000	77,379
6.13%, 04/01/2032(b)	253,000	250,292
IRB Holding Corp., 7.00%, 06/15/2025(b)	83,000	83,076
Marriott International, Inc., 5.30%, 05/15/2034	110,000	107,685
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	209,000	208,178
		824,408
Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 09/15/2027	15,000	14,773
Independent Power Producers & Energy Traders–0.17%
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	88,000	83,723
3.75%, 02/15/2031(b)	52,000	45,416
Vistra Corp.,
7.00%(b)(c)(d)	92,000	91,407
Series C, 8.88%(b)(c)(d)	85,000	88,226
		308,772
	Principal Amount	Value
Industrial Conglomerates–0.84%
Honeywell International, Inc.,
4.25%, 01/15/2029	$133,000	$129,734
4.88%, 09/01/2029	211,000	210,612
4.95%, 09/01/2031	299,000	298,029
5.00%, 02/15/2033	104,000	103,824
5.00%, 03/01/2035	210,000	207,278
5.25%, 03/01/2054	209,000	202,767
5.35%, 03/01/2064	314,000	305,460
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	84,000	82,966
		1,540,670
Industrial Machinery & Supplies & Components–0.36%
Enpro, Inc., 5.75%, 10/15/2026	90,000	89,063
ESAB Corp., 6.25%, 04/15/2029(b)	90,000	90,319
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	160,000	160,043
5.40%, 08/14/2028	28,000	28,229
Nordson Corp.,
5.60%, 09/15/2028	50,000	50,501
5.80%, 09/15/2033	93,000	95,215
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	16,000	15,986
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	147,000	134,457
		663,813
Industrial REITs–0.84%
LXP Industrial Trust, 6.75%, 11/15/2028	70,000	72,372
Prologis L.P.,
4.88%, 06/15/2028	130,000	129,057
4.63%, 01/15/2033	251,000	239,526
4.75%, 06/15/2033	265,000	254,454
5.13%, 01/15/2034	124,000	122,100
5.00%, 03/15/2034	416,000	405,867
5.25%, 06/15/2053	336,000	317,391
5.25%, 03/15/2054	2,000	1,875
		1,542,642
Insurance Brokers–0.38%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	45,000	45,147
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	64,000	63,073
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	2,000	1,990
HUB International Ltd.,
7.25%, 06/15/2030(b)	45,000	45,753
7.38%, 01/31/2032(b)	38,000	38,159
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	187,000	189,165
6.25%, 11/01/2052	70,000	75,539
5.45%, 03/15/2053	66,000	64,024
5.70%, 09/15/2053	170,000	170,968
		693,818
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–1.00%
BP Capital Markets America, Inc.,
4.70%, 04/10/2029	$9,000	$8,871
4.81%, 02/13/2033	178,000	172,238
4.89%, 09/11/2033	17,000	16,512
BP Capital Markets PLC, 4.38%(c)(d)	51,000	49,997
Ecopetrol S.A. (Colombia),
8.88%, 01/13/2033	417,000	429,771
8.38%, 01/19/2036	187,000	182,855
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	217,000	215,644
Occidental Petroleum Corp.,
6.20%, 03/15/2040	351,000	353,946
4.63%, 06/15/2045	142,000	112,679
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	141,190	138,699
6.70%, 02/16/2032	177,000	148,407
		1,829,619
Integrated Telecommunication Services–3.29%
AT&T, Inc.,
5.40%, 02/15/2034	180,000	178,688
3.55%, 09/15/2055	2,733,000	1,836,572
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)	470,000	442,293
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	44,000	45,144
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	250,000	248,404
8.50%, 04/15/2031(b)	204,000	206,648
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	93,000	82,538
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	566,000	614,698
Verizon Communications, Inc.,
4.50%, 08/10/2033	2,341,000	2,196,545
3.40%, 03/22/2041	37,000	28,325
3.00%, 11/20/2060	152,000	91,127
3.70%, 03/22/2061	99,000	69,901
		6,040,883
Interactive Media & Services–0.65%
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	205,516
1.72%, 04/09/2026	210,000	196,548
Match Group Holdings II LLC,
5.00%, 12/15/2027(b)	92,000	87,205
3.63%, 10/01/2031(b)	5,000	4,169
Meta Platforms, Inc.,
4.45%, 08/15/2052	301,000	257,252
4.65%, 08/15/2062	229,000	196,023
5.75%, 05/15/2063	236,000	241,332
		1,188,045
Investment Banking & Brokerage–2.62%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	110,000	110,069
Charles Schwab Corp. (The),
5.64%, 05/19/2029(c)	192,000	193,895
5.85%, 05/19/2034(c)	193,000	196,133
Series K, 5.00%(c)(d)	134,000	127,954
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
6.16% (SOFR + 0.81%), 03/09/2027(e)	$373,000	$373,501
6.49% (SOFR + 1.12%), 02/24/2028(e)	69,000	69,681
5.73%, 04/25/2030(c)	173,000	175,350
5.85%, 04/25/2035(c)	201,000	205,357
4.80%, 07/08/2044	13,000	11,859
Series T, 3.80%(c)(d)	13,000	12,209
Series V, 4.13%(c)(d)	161,000	149,413
Series W, 7.50%(c)(d)	635,000	663,112
Series Z, 7.50%(c)(d)	519,000	534,526
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	30,000	27,690
Morgan Stanley,
5.12%, 02/01/2029(c)	89,000	88,438
5.16%, 04/20/2029(c)	367,000	364,623
5.45%, 07/20/2029(c)	77,000	77,293
6.41%, 11/01/2029(c)	179,000	186,353
5.17%, 01/16/2030(c)	72,000	71,512
5.25%, 04/21/2034(c)	352,000	344,142
5.42%, 07/21/2034(c)	177,000	175,232
5.47%, 01/18/2035(c)	169,000	167,851
5.83%, 04/19/2035(c)	174,000	177,542
5.95%, 01/19/2038(c)	77,000	76,483
5.94%, 02/07/2039(c)	235,000	232,772
		4,812,990
Leisure Facilities–0.38%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	148,000	160,323
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	182,000	179,498
8.13%, 01/15/2029(b)	43,000	44,956
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	88,000	88,119
Viking Cruises Ltd.,
7.00%, 02/15/2029(b)	44,000	44,115
9.13%, 07/15/2031(b)	81,000	87,316
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	91,000	87,334
		691,661
Leisure Products–0.11%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	89,000	88,734
Brunswick Corp., 5.85%, 03/18/2029	111,000	110,881
		199,615
Life & Health Insurance–3.06%
AIA Group Ltd. (Hong Kong), 5.38%, 04/05/2034(b)	200,000	195,920
American National Group, Inc., 5.00%, 06/15/2027	160,000	155,124
Athene Global Funding, 5.58%, 01/09/2029(b)	287,000	287,002
Athene Holding Ltd.,
6.15%, 04/03/2030	28,000	28,895
6.25%, 04/01/2054	150,000	150,600
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Corebridge Global Funding,
6.66% (SOFR + 1.30%), 09/25/2026(b)(e)	$405,000	$410,189
5.90%, 09/19/2028(b)	147,000	149,523
5.20%, 01/12/2029(b)	248,000	246,317
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	1,080,000	1,001,625
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	221,000	228,290
GA Global Funding Trust, 5.50%, 01/08/2029(b)	152,000	151,434
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	1,039,000	908,439
MetLife, Inc.,
5.00%, 07/15/2052	73,000	66,876
5.25%, 01/15/2054	338,000	322,812
New York Life Global Funding, 4.55%, 01/28/2033(b)	209,000	198,158
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)	281,000	279,760
Pacific Life Global Funding II,
6.16% (SOFR + 0.80%), 03/30/2025(b)(e)	271,000	271,990
5.99% (SOFR + 0.62%), 06/04/2026(b)(e)	108,000	108,134
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	24,000	21,286
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(d)	443,000	432,217
		5,614,591
Managed Health Care–0.56%
Humana, Inc., 5.75%, 12/01/2028	91,000	92,477
UnitedHealth Group, Inc.,
4.25%, 01/15/2029	100,000	96,840
5.30%, 02/15/2030	345,000	349,339
5.35%, 02/15/2033	293,000	295,976
4.50%, 04/15/2033	34,000	32,271
5.05%, 04/15/2053	98,000	90,448
5.20%, 04/15/2063	81,000	75,121
		1,032,472
Marine Transportation–0.40%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	129,000	130,868
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	100,000	101,816
7.63%, 02/15/2031(b)	494,000	505,010
		737,694
Metal, Glass & Plastic Containers–0.12%
Ball Corp., 6.00%, 06/15/2029	86,000	86,247
OI European Group B.V., 4.75%, 02/15/2030(b)	146,000	133,948
		220,195
Movies & Entertainment–0.01%
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	17,000	14,885
	Principal Amount	Value
Multi-Family Residential REITs–0.29%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	$55,000	$53,409
5.30%, 12/07/2033	189,000	187,197
Mid-America Apartments L.P., 5.30%, 02/15/2032	303,000	300,693
		541,299
Multi-Utilities–1.61%
Ameren Illinois Co.,
4.95%, 06/01/2033	104,000	101,355
5.90%, 12/01/2052	72,000	74,767
Black Hills Corp., 6.15%, 05/15/2034	279,000	283,710
Dominion Energy, Inc.,
5.38%, 11/15/2032	317,000	313,488
Series B, 7.00%, 06/01/2054(c)	173,000	178,673
Series A, 6.88%, 02/01/2055(c)	136,000	138,029
DTE Electric Co., 5.20%, 03/01/2034	102,000	100,979
DTE Energy Co., 5.85%, 06/01/2034	73,000	73,914
Engie S.A. (France),
5.25%, 04/10/2029(b)	205,000	204,074
5.63%, 04/10/2034(b)	200,000	200,254
5.88%, 04/10/2054(b)	205,000	200,079
NiSource, Inc.,
5.25%, 03/30/2028	33,000	32,923
5.35%, 04/01/2034	163,000	159,504
6.95%, 11/30/2054(c)	109,000	109,275
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	275,000	280,219
6.13%, 10/15/2033	174,000	180,405
Sempra, 6.88%, 10/01/2054(c)	232,000	230,013
WEC Energy Group, Inc., 4.75%, 01/15/2028	101,000	99,955
		2,961,616
Office REITs–0.68%
Brandywine Operating Partnership L.P.,
8.05%, 03/15/2028	320,000	330,266
8.88%, 04/12/2029	391,000	405,050
Office Properties Income Trust,
4.50%, 02/01/2025	436,000	336,682
2.40%, 02/01/2027	192,000	87,297
9.00%, 03/31/2029(b)	98,000	90,081
		1,249,376
Oil & Gas Drilling–0.30%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	144,000	142,292
8.63%, 03/15/2029(b)	44,000	45,026
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	101,000	107,043
Transocean, Inc., 8.75%, 02/15/2030(b)	83,700	87,378
Valaris Ltd., 8.38%, 04/30/2030(b)	168,000	173,780
		555,519
Oil & Gas Equipment & Services–0.05%
Oceaneering International, Inc., 6.00%, 02/01/2028	93,000	91,707
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–1.45%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	$255,000	$257,595
Apache Corp., 7.75%, 12/15/2029	54,000	58,792
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/2026(b)	43,000	43,023
5.88%, 06/30/2029(b)	47,000	45,280
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	351,000	355,343
ConocoPhillips Co.,
5.55%, 03/15/2054	126,000	124,190
5.70%, 09/15/2063	82,000	81,764
Diamondback Energy, Inc.,
5.15%, 01/30/2030	145,000	143,707
5.40%, 04/18/2034	110,000	108,481
5.75%, 04/18/2054	99,000	95,512
5.90%, 04/18/2064	86,000	82,978
EQT Corp., 5.70%, 04/01/2028	73,000	73,362
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	76,000	73,398
6.00%, 02/01/2031(b)	30,000	28,695
6.25%, 04/15/2032(b)	26,000	24,941
8.38%, 11/01/2033(b)	52,000	55,663
6.88%, 05/15/2034(b)	248,000	244,524
Murphy Oil Corp.,
6.38%, 07/15/2028	85,000	85,662
5.88%, 12/01/2042	30,000	26,422
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	87,000	90,325
Southwestern Energy Co., 5.38%, 03/15/2030	87,000	83,745
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	237,000	246,544
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	278,000	233,615
		2,663,561
Oil & Gas Refining & Marketing–0.40%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	468,000	470,375
Phillips 66 Co., 5.30%, 06/30/2033	168,000	165,320
Sunoco L.P.,
7.00%, 05/01/2029(b)	40,000	40,877
7.25%, 05/01/2032(b)	50,000	51,224
		727,796
Oil & Gas Storage & Transportation–4.83%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	236,000	236,453
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(b)	154,000	155,730
7.25%, 07/15/2032(b)	131,000	133,554
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	70,000	80,698
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	$171,000	$171,680
7.38%, 01/15/2083(c)	233,000	231,380
7.63%, 01/15/2083(c)	178,000	180,678
8.50%, 01/15/2084(c)	163,000	175,584
Series NC5, 8.25%, 01/15/2084(c)	266,000	276,547
Energy Transfer L.P.,
5.55%, 02/15/2028	38,000	38,154
6.40%, 12/01/2030	45,000	46,997
5.75%, 02/15/2033	115,000	115,055
6.55%, 12/01/2033	60,000	63,279
5.55%, 05/15/2034	139,000	136,764
5.00%, 05/15/2050	157,000	133,363
5.95%, 05/15/2054	194,000	186,772
8.00%, 05/15/2054(c)	148,000	154,189
Enterprise Products Operating LLC,
5.35%, 01/31/2033	17,000	17,072
4.20%, 01/31/2050	164,000	132,469
Series D, 6.88%, 03/01/2033	49,000	54,224
8.57% (3 mo. Term SOFR + 3.25%), 08/16/2077(e)	166,000	164,788
EQM Midstream Partners L.P., 6.50%, 07/15/2048	176,000	176,208
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	35,000	35,691
7.75%, 02/01/2028	50,000	50,257
8.88%, 04/15/2030	56,000	58,568
7.88%, 05/15/2032	77,000	77,206
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	200,000	202,491
6.51%, 02/23/2042(b)	200,000	207,195
Kinder Morgan, Inc.,
7.80%, 08/01/2031	108,000	122,368
5.20%, 06/01/2033	7,000	6,760
5.45%, 08/01/2052	382,000	350,545
MPLX L.P.,
4.80%, 02/15/2029	151,000	147,863
4.70%, 04/15/2048	185,000	153,461
5.50%, 02/15/2049	241,000	223,192
4.95%, 03/14/2052	258,000	219,845
5.65%, 03/01/2053	32,000	30,246
New Fortress Energy, Inc., 8.75%, 03/15/2029(b)	68,000	65,319
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	43,000	43,804
8.38%, 02/15/2032(b)	281,000	286,374
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	40,000	26,871
5.63%, 02/01/2054(b)	62,000	60,837
ONEOK Partners L.P., 6.85%, 10/15/2037	179,000	192,132
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc.,
5.65%, 11/01/2028	$55,000	$55,615
5.80%, 11/01/2030	36,000	36,674
6.35%, 01/15/2031	261,000	272,464
6.10%, 11/15/2032	84,000	86,599
6.05%, 09/01/2033	184,000	188,450
6.63%, 09/01/2053	272,000	291,074
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	26,000	23,635
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	130,000	133,707
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	173,000	177,329
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/2026(b)(i)	87,000	89,316
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	421,000	422,443
Targa Resources Corp.,
5.20%, 07/01/2027	141,000	140,490
6.25%, 07/01/2052	165,000	166,502
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	328,000	355,928
9.88%, 02/01/2032(b)	328,000	351,918
Western Midstream Operating L.P., 6.15%, 04/01/2033	136,000	138,105
Williams Cos., Inc. (The),
5.30%, 08/15/2028	285,000	285,192
4.65%, 08/15/2032	16,000	15,168
5.65%, 03/15/2033	16,000	16,100
		8,869,372
Other Specialty Retail–0.03%
Tractor Supply Co., 5.25%, 05/15/2033	61,000	60,449
Packaged Foods & Meats–0.27%
Campbell Soup Co.,
5.20%, 03/21/2029	2,000	1,991
5.40%, 03/21/2034	136,000	134,588
J.M. Smucker Co. (The), 6.20%, 11/15/2033	92,000	96,166
McCormick & Co., Inc., 4.95%, 04/15/2033	50,000	48,566
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	205,000	213,936
		495,247
Paper & Plastic Packaging Products & Materials–0.38%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	75,000	73,886
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	252,000	252,814
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	139,000	137,399
5.44%, 04/03/2034(b)	128,000	125,883
5.78%, 04/03/2054(b)	103,000	101,403
		691,385
	Principal Amount	Value
Passenger Airlines–1.12%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	$163,485	$150,116
Series 2021-1, Class A, 2.88%, 07/11/2034	154,487	131,123
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	274,000	265,194
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	113,708	98,238
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	123,542	122,187
4.75%, 10/20/2028(b)	352,975	343,853
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	193,472	186,209
Series 2020-1, Class A, 5.88%, 10/15/2027	193,938	194,259
Series 2018-1, Class AA, 3.50%, 03/01/2030	191,039	175,296
Series 2019-1, Class A, 4.55%, 08/25/2031	160,012	153,078
Series 2019-1, Class AA, 4.15%, 08/25/2031	255,492	238,627
		2,058,180
Passenger Ground Transportation–0.10%
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	189,000	178,530
Personal Care Products–0.40%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)	87,000	87,684
Kenvue, Inc.,
5.05%, 03/22/2028	90,000	90,285
5.00%, 03/22/2030	173,000	172,861
4.90%, 03/22/2033	211,000	207,570
5.10%, 03/22/2043	93,000	89,743
5.20%, 03/22/2063	89,000	83,761
		731,904
Pharmaceuticals–0.88%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 02/26/2031	218,000	216,550
Bristol-Myers Squibb Co.,
4.90%, 02/22/2029	63,000	62,640
5.10%, 02/22/2031	78,000	77,857
5.90%, 11/15/2033	136,000	142,164
6.25%, 11/15/2053	89,000	95,941
6.40%, 11/15/2063	130,000	141,900
Eli Lilly and Co.,
4.70%, 02/09/2034	146,000	141,960
5.00%, 02/09/2054	2,000	1,900
5.10%, 02/09/2064	169,000	160,158
Merck & Co., Inc.,
5.00%, 05/17/2053	96,000	89,829
5.15%, 05/17/2063	59,000	55,750
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2028	240,000	234,940
4.75%, 05/19/2033	195,000	188,628
		1,610,217
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Precious Metals & Minerals–0.11%
Anglo American Capital PLC (South Africa), 5.75%, 04/05/2034(b)	$200,000	$199,747
Property & Casualty Insurance–0.19%
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054(b)	160,000	160,989
Markel Group, Inc., 6.00%, 05/16/2054	102,000	101,503
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	84,000	84,284
		346,776
Rail Transportation–0.61%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	234,000	222,704
Norfolk Southern Corp.,
5.05%, 08/01/2030	44,000	43,791
5.55%, 03/15/2034	107,000	108,745
5.35%, 08/01/2054	110,000	104,697
5.95%, 03/15/2064	148,000	151,408
Union Pacific Corp.,
4.50%, 01/20/2033	250,000	239,359
5.15%, 01/20/2063	268,000	247,603
		1,118,307
Real Estate Development–0.54%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	85,000	89,428
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	54,000	56,890
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	797,000	851,247
		997,565
Regional Banks–0.62%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	20,000	17,476
5.64%, 05/21/2037(c)	169,000	156,251
Huntington Bancshares, Inc., 4.44%, 08/04/2028(c)	80,000	77,431
Santander Holdings USA, Inc., 6.34%, 05/31/2035(c)	177,000	177,272
Truist Financial Corp.,
6.05%, 06/08/2027(c)	153,000	154,168
7.16%, 10/30/2029(c)	176,000	186,469
5.44%, 01/24/2030(c)	40,000	39,791
4.92%, 07/28/2033(c)	27,000	24,950
6.12%, 10/28/2033(c)	130,000	132,784
5.87%, 06/08/2034(c)	169,000	169,635
		1,136,227
Reinsurance–0.84%
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	592,000	548,956
3.13%, 06/15/2031(b)	15,000	12,422
4.70%, 10/15/2051(b)(c)	309,000	279,631
6.75%, 03/15/2054(b)	314,000	313,962
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(c)	400,000	395,077
		1,550,048
	Principal Amount	Value
Research & Consulting Services–0.07%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	$134,000	$124,735
Restaurants–0.15%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	150,000	135,080
McDonald’s Corp., 5.45%, 08/14/2053	135,000	131,250
		266,330
Retail REITs–0.51%
Agree L.P., 5.63%, 06/15/2034	102,000	100,374
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	78,000	77,325
Kimco Realty OP LLC, 2.25%, 12/01/2031	13,000	10,359
Kite Realty Group L.P., 5.50%, 03/01/2034	48,000	46,853
Kite Realty Group Trust, 4.75%, 09/15/2030	125,000	118,752
NNN REIT, Inc.,
5.60%, 10/15/2033	78,000	77,703
5.50%, 06/15/2034	103,000	101,663
Realty Income Corp.,
4.85%, 03/15/2030	41,000	40,095
5.63%, 10/13/2032	125,000	126,270
Regency Centers L.P.,
4.13%, 03/15/2028	144,000	138,179
5.25%, 01/15/2034	106,000	103,199
		940,772
Self-Storage REITs–0.43%
Extra Space Storage L.P.,
5.70%, 04/01/2028	60,000	60,671
2.55%, 06/01/2031	28,000	23,132
5.40%, 02/01/2034	201,000	195,601
Public Storage Operating Co.,
5.13%, 01/15/2029	29,000	29,163
5.10%, 08/01/2033	214,000	211,253
5.35%, 08/01/2053	287,000	277,049
		796,869
Semiconductor Materials & Equipment–0.05%
Entegris, Inc., 5.95%, 06/15/2030(b)	89,000	87,680
Semiconductors–0.84%
Broadcom, Inc., 4.30%, 11/15/2032	213,000	197,412
Foundry JV Holdco LLC,
6.15%, 01/25/2032(b)	250,000	254,997
5.88%, 01/25/2034(b)	451,000	449,155
6.25%, 01/25/2035(b)	333,000	340,046
Micron Technology, Inc.,
4.98%, 02/06/2026	138,000	136,915
5.30%, 01/15/2031	128,000	127,257
2.70%, 04/15/2032	30,000	24,760
Skyworks Solutions, Inc., 3.00%, 06/01/2031	13,000	10,883
		1,541,425
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Single-Family Residential REITs–0.05%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	$85,000	$84,066
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	11,000	9,684
		93,750
Soft Drinks & Non-alcoholic Beverages–0.39%
Coca-Cola Co. (The),
5.00%, 05/13/2034	163,000	162,526
5.30%, 05/13/2054	226,000	222,904
5.40%, 05/13/2064	340,000	335,137
		720,567
Sovereign Debt–1.46%
Abu Dhabi Government International Bond (United Arab Emirates), 5.50%, 04/30/2054(b)	200,000	199,082
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	190,517
Brazilian Government International Bond (Brazil), 6.13%, 03/15/2034	76,000	73,845
Colombia Government International Bond (Colombia), 7.50%, 02/02/2034	215,000	213,745
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	255,000	264,778
Mexico Government International Bond (Mexico),
6.35%, 02/09/2035	200,000	202,426
6.00%, 05/07/2036	215,000	211,512
6.40%, 05/07/2054	325,000	313,546
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	190,000	194,415
5.88%, 01/30/2029(b)	166,000	164,731
7.13%, 01/17/2033(b)	150,000	157,687
6.38%, 01/30/2034(b)	84,000	83,914
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/16/2030(b)	41,000	40,098
5.00%, 01/16/2034(b)	267,000	260,068
5.75%, 01/16/2054(b)	120,000	116,200
		2,686,564
Specialized Consumer Services–0.21%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	200,000	204,851
Carriage Services, Inc., 4.25%, 05/15/2029(b)	200,000	177,509
		382,360
Specialized Finance–0.51%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(b)	105,000	104,957
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	163,000	167,792
	Principal Amount	Value
Specialized Finance–(continued)
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	$200,000	$197,713
5.55%, 04/03/2034(b)	479,000	468,793
		939,255
Specialty Chemicals–0.59%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	353,000	330,750
8.75%, 05/03/2029(b)	270,000	270,292
5.50%, 03/18/2031	591,000	489,693
		1,090,735
Steel–0.38%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	279,000	288,373
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027	132,000	130,884
7.00%, 03/15/2032(b)	88,000	86,897
POSCO (South Korea), 5.63%, 01/17/2026(b)	200,000	200,084
		706,238
Systems Software–0.79%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	135,000	130,338
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	333,000	295,961
Oracle Corp.,
6.25%, 11/09/2032	513,000	541,410
4.90%, 02/06/2033	195,000	188,541
6.90%, 11/09/2052	264,000	295,528
		1,451,778
Technology Hardware, Storage & Peripherals–0.14%
Apple, Inc., 4.10%, 08/08/2062	223,000	179,014
Seagate HDD Cayman, 9.63%, 12/01/2032	77,000	87,273
		266,287
Telecom Tower REITs–0.07%
SBA Communications Corp., 3.13%, 02/01/2029	153,000	134,729
Tobacco–0.46%
B.A.T Capital Corp. (United Kingdom),
6.00%, 02/20/2034	122,000	123,349
7.08%, 08/02/2043	30,000	32,079
7.08%, 08/02/2053	67,000	72,160
Philip Morris International, Inc.,
5.13%, 11/17/2027	158,000	157,745
4.88%, 02/15/2028	14,000	13,857
5.25%, 09/07/2028	217,000	218,028
4.88%, 02/13/2029	7,000	6,904
5.63%, 11/17/2029	16,000	16,303
5.13%, 02/13/2031	85,000	83,700
5.75%, 11/17/2032	93,000	94,963
5.63%, 09/07/2033	30,000	30,267
		849,355
Trading Companies & Distributors–1.10%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,206,600
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Trading Companies & Distributors–(continued)
Air Lease Corp., Series B, 4.65%(c)(d)	$95,000	$89,891
Aircastle Ltd., 5.25%(b)(c)(d)	186,000	177,632
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	46,000	44,032
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	93,000	89,957
7.88%, 12/01/2030(b)	249,000	260,405
7.00%, 05/01/2031(b)	154,000	155,919
		2,024,436
Transaction & Payment Processing Services–0.58%
Fiserv, Inc.,
5.38%, 08/21/2028	264,000	264,595
5.63%, 08/21/2033	206,000	207,226
5.45%, 03/15/2034	332,000	329,395
Mastercard, Inc., 4.85%, 03/09/2033	259,000	257,089
		1,058,305
Wireless Telecommunication Services–1.24%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	185,000	183,676
5.15%, 03/20/2028(b)	1,301,600	1,294,462
T-Mobile USA, Inc.,
4.50%, 04/15/2050	156,000	129,987
5.65%, 01/15/2053	234,000	230,397
6.00%, 06/15/2054	71,000	73,406
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	51,000	49,691
4.13%, 06/04/2081(c)	269,000	228,162
5.13%, 06/04/2081(c)	119,000	87,718
		2,277,499
Total U.S. Dollar Denominated Bonds & Notes (Cost $160,909,375)		159,027,718
U.S. Treasury Securities–4.87%
U.S. Treasury Bills–0.33%
5.27%, 09/05/2024(j)(k)	612,000	603,666
U.S. Treasury Bonds–1.66%
4.63%, 05/15/2044	882,700	873,184
4.25%, 02/15/2054	2,323,900	2,180,290
		3,053,474
U.S. Treasury Notes–2.88%
4.88%, 04/30/2026	94,000	93,974
4.50%, 05/15/2027	121,000	120,438
4.63%, 04/30/2029	1,744,100	1,752,821
4.63%, 04/30/2031	364,000	366,730
4.38%, 05/15/2034	2,981,700	2,955,377
		5,289,340
Total U.S. Treasury Securities (Cost $8,949,818)		8,946,480
	Shares
Preferred Stocks–4.38%
Diversified Banks–2.30%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	462,000	462,757
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	371,000	371,416
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	790,000	781,525
	Shares	Value
Diversified Banks–(continued)
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	308,000	$295,104
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,321,078
		4,231,880
Diversified Financial Services–0.26%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	17,750	470,375
Investment Banking & Brokerage–1.64%
Goldman Sachs Group, Inc. (The), 8.46% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(e)	408,000	407,143
Morgan Stanley, 7.13%, Series E, Pfd.	62,725	1,590,706
Morgan Stanley, 6.88%, Series F, Pfd.	40,000	1,012,400
		3,010,249
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	12,854	325,335
Total Preferred Stocks (Cost $8,220,563)		8,037,839
	Principal Amount
Asset-Backed Securities–1.80%
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(h)	$44,480	39,818
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	370,253	354,145
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	462,840	484,293
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	306,075	289,269
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	204,400	175,765
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	204,400	163,431
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	233,000	234,177
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	256,000	256,653
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	254,000	254,902
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	628,084	587,635
Zaxbys Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	150,000	152,042
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	308,000	313,005
Total Asset-Backed Securities (Cost $3,419,510)		3,305,135

Municipal Obligations–0.12%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	145,000	132,517
Series 2022, RB, 4.35%, 06/01/2041	110,000	98,999
Total Municipal Obligations (Cost $255,000)		231,516
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–0.12%(l)
Health Care REITs–0.06%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	100,000	$101,496
Pharmaceuticals–0.06%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	100,000	112,451
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $198,186)			213,947
Variable Rate Senior Loan Interests–0.10%(m)(n)
Gas Utilities–0.04%
NGL Energy Operating LLC, Term Loan, 9.83% (1 mo. Term SOFR + 4.50%), 02/03/2031		$78,000	78,696
Leisure Products–0.06%
Amer Sports (Finland), Term Loan B, 8.58% (3 mo. Term SOFR + 3.25%), 02/10/2031		97,511	98,243
Total Variable Rate Senior Loan Interests (Cost $174,618)			176,939
Shares		Value
Money Market Funds–0.75%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(o)(p)	482,839	$482,839
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(o)(p)	344,800	344,903
Invesco Treasury Portfolio, Institutional Class, 5.22%(o)(p)	551,816	551,816
Total Money Market Funds (Cost $1,379,558)		1,379,558

Options Purchased–0.04%
(Cost $96,691)(q)		77,820
TOTAL INVESTMENTS IN SECURITIES–98.80% (Cost $183,603,319)		181,396,952
OTHER ASSETS LESS LIABILITIES—1.20%		2,194,129
NET ASSETS–100.00%		$183,591,081
Investment Abbreviations:
BDC	– Business Development Company
Conv.	– Convertible
EUR	– Euro
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $62,025,502, which represented 33.78% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $61,920, which represented less than 1% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(n)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2	$4,287,807	$(3,804,970)	$-	$-	$482,839	$3,066
Invesco Liquid Assets Portfolio, Institutional Class	-	3,062,719	(2,717,842)	-	26	344,903	2,231
Invesco Treasury Portfolio, Institutional Class	2	4,900,352	(4,348,538)	-	-	551,816	3,494
Total	$4	$12,250,878	$(10,871,350)	$-	$26	$1,379,558	$8,791

(p)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(q)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	10/18/2024	6	USD	5,425.00	USD	3,255,000	$77,820

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	23	September-2024	$4,685,172	$672	$672
U.S. Treasury 5 Year Notes	99	September-2024	10,473,891	(9,431)	(9,431)
U.S. Treasury Long Bonds	87	September-2024	10,097,437	(72,921)	(72,921)
U.S. Treasury Ultra Bonds	29	September-2024	3,550,688	(44,927)	(44,927)
Subtotal—Long Futures Contracts				(126,607)	(126,607)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	31	September-2024	(3,372,703)	417	417
U.S. Treasury 10 Year Ultra Notes	87	September-2024	(9,746,719)	40,592	40,592
Subtotal—Short Futures Contracts				41,009	41,009
Total Futures Contracts				$(85,598)	$(85,598)

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/22/2024	Citibank, N.A.	EUR	180,000	USD	194,828	$(1,182)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$158,119,279	$908,439	$159,027,718
U.S. Treasury Securities	—	8,946,480	—	8,946,480
Preferred Stocks	5,719,894	2,317,945	—	8,037,839
Asset-Backed Securities	—	3,265,317	39,818	3,305,135
Municipal Obligations	—	231,516	—	231,516
Non-U.S. Dollar Denominated Bonds & Notes	—	213,947	—	213,947
Variable Rate Senior Loan Interests	—	176,939	—	176,939
Money Market Funds	1,379,558	—	—	1,379,558
Options Purchased	77,820	—	—	77,820
Total Investments in Securities	7,177,272	173,271,423	948,257	181,396,952
Other Investments - Assets*
Investments Matured	—	0	—	0
Futures Contracts	41,681	—	—	41,681
	41,681	0	—	41,681
Other Investments - Liabilities*
Futures Contracts	(127,279)	—	—	(127,279)
Forward Foreign Currency Contracts	—	(1,182)	—	(1,182)
	(127,279)	(1,182)	—	(128,461)
Total Other Investments	(85,598)	(1,182)	—	(86,780)
Total Investments	$7,091,674	$173,270,241	$948,257	$181,310,172

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Bond Fund